INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Current expense	$ 39	$ 3,647
Deferred tax expense (recovery):		144
Income tax expense	39	3,791
Income tax [Member]
Income Taxes [Line Items]
Current expense	$ 39	3,647
Deferred tax expense (recovery):		$ 144